AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 97.3%
Communication Services - 7.1%
Auto Trader Group PLC (United Kingdom)[1]	581,840	$4,371,930
carsales.com, Ltd. (Australia)	266,364	4,771,747
Internet Initiative Japan, Inc. (Japan)	296,100	4,781,891
IPSOS S.A. (France)	58,220	2,674,655
Kadokawa Corp. (Japan)	145,100	2,902,229

Total Communication Services		19,502,452
Consumer Discretionary - 9.6%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	439,800	4,160,508
CIE Automotive, S.A. (Spain)[2]	100,332	2,712,246
Dalata Hotel Group PLC (Ireland)	822,421	3,491,061
Games Workshop Group PLC (United Kingdom)	31,400	4,043,071
Goldwin, Inc. (Japan)	55,700	3,771,830
The Restaurant Group PLC (United Kingdom)*	3,808,800	2,370,030
Shoei Co., Ltd. (Japan)	113,000	1,728,744
Spin Master Corp. (Canada)[1,2]	122,200	3,072,431
Tod's S.P.A. (Italy)*	31,700	1,145,238

Total Consumer Discretionary		26,495,159
Consumer Staples - 10.2%
Kobe Bussan Co., Ltd. (Japan)	119,598	2,799,964
Lawson, Inc. (Japan)	101,100	4,647,845
Rohto Pharmaceutical Co., Ltd. (Japan)	231,800	6,284,986
Sugi Holdings Co., Ltd. (Japan)	57,097	2,267,985
Tate & Lyle PLC (United Kingdom)	809,214	6,768,092
Viscofan, S.A. (Spain)	88,000	5,372,456

Total Consumer Staples		28,141,328
Energy - 3.5%
Pason Systems, Inc. (Canada)	173,100	1,717,937
Technip Energies, N.V. (France)	274,100	6,805,505
TGS ASA (Norway)	80,300	1,096,062

Total Energy		9,619,504
Financials - 11.8%
FinecoBank Banca Fineco S.P.A. (Italy)	207,513	2,505,776
Integral Corp. (Japan)*,2	177,700	2,569,658
Nordnet AB publ (Sweden)	131,887	1,734,459
Rakuten Bank, Ltd. (Japan)*,2	254,900	3,903,669
Ringkjoebing Landbobank A/S (Denmark)	11,600	1,674,150
St James's Place PLC (United Kingdom)	311,941	3,147,161
Steadfast Group, Ltd. (Australia)	2,367,383	8,550,983
Topdanmark AS (Denmark)[2]	96,711	4,198,686
Zenkoku Hosho Co., Ltd. (Japan)	132,909	4,364,022

Total Financials		32,648,564
	Shares	Value
Health Care - 6.9%
Amplifon S.P.A. (Italy)	46,095	$1,364,462
As One Corp. (Japan)	86,200	3,141,533
Carenet, Inc. (Japan)	37,000	222,000
CompuGroup Medical SE & Co. KgaA (Germany)	26,700	1,042,603
Gerresheimer AG (Germany)	36,900	3,866,426
Nakanishi, Inc. (Japan)[2]	236,000	5,516,216
Siegfried Holding AG (Switzerland)	4,500	3,843,566

Total Health Care		18,996,806
Industrials - 30.8%
Ag Growth International, Inc. (Canada)	104,500	4,096,139
ALS, Ltd. (Australia)	493,600	3,625,461
APM Human Services International, Ltd. (Australia)	2,167,400	2,554,967
Arcadis, N.V. (Netherlands)	134,700	6,043,672
AZ-COM MARUWA Holdings, Inc. (Japan)	276,700	3,936,094
BayCurrent Consulting, Inc. (Japan)	56,300	1,876,075
Befesa, S.A. (Luxembourg)[1,2]	13,661	416,400
Bodycote PLC (United Kingdom)	521,839	4,154,440
Daiei Kankyo Co., Ltd. (Japan)	300,600	4,239,608
Diploma PLC (United Kingdom)	123,700	4,515,991
Hensoldt AG (Germany)	96,000	2,830,455
Howden Joinery Group PLC (United Kingdom)	356,263	3,187,678
Interpump Group S.P.A. (Italy)	28,657	1,310,894
IPH, Ltd. (Australia)	1,227,140	5,810,732
MEITEC Group Holdings, Inc. (Japan)	198,000	3,580,890
Nexans, S.A. (France)	39,600	3,210,609
Organo Corp. (Japan)	177,500	4,977,634
Rotork PLC (United Kingdom)	888,800	3,367,161
Saab AB, Class B (Sweden)	138,700	7,059,215
SGL Carbon SE (Germany)*,2	304,900	2,121,877
SMS Co., Ltd. (Japan)	180,900	3,074,207
SPIE, S.A. (France)[2]	143,400	4,161,718
THK Co., Ltd. (Japan)	70,100	1,279,620
TRYT, Inc. (Japan)*	258,700	1,312,196
Valmet Oyj (Finland)[2]	100,000	2,283,055

Total Industrials		85,026,788
Information Technology - 8.9%
Accton Technology Corp. (Taiwan)	211,200	3,240,269
CyberArk Software, Ltd. (Israel)*	24,800	4,061,496
Fortnox AB (Sweden)	302,000	1,607,534
Indra Sistemas, S.A. (Spain)	120,100	1,735,405
Keywords Studios PLC (Ireland)	178,771	3,361,189

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 8.9% (continued)
Nova, Ltd. (Israel)*	18,900	$2,125,116
Socionext, Inc. (Japan)	31,000	3,054,811
Sopra Steria Group SACA (France)	25,993	5,365,965

Total Information Technology		24,551,785
Materials - 3.2%
Acerinox, S.A. (Spain)	174,700	1,688,163
Huhtamaki Oyj (Finland)[2]	101,800	3,346,744
Imdex, Ltd. (Australia)	736,323	733,155
Osisko Gold Royalties, Ltd. (Canada)[2]	139,200	1,634,633
Verallia, S.A. (France)[1]	39,400	1,549,768

Total Materials		8,952,463
Real Estate - 3.6%
Merlin Properties Socimi SA, REIT (Spain)	322,100	2,710,097
Safestore Holdings PLC, REIT (United Kingdom)	356,000	3,180,590
The UNITE Group PLC, REIT (United Kingdom)	380,000	4,142,785

Total Real Estate		10,033,472
Utilities - 1.7%
Nippon Gas Co., Ltd. (Japan)	308,200	4,561,461

Total Common Stocks (Cost $253,418,988)		268,529,782
Preferred Stock - 0.6%
Industrials - 0.6%
Jungheinrich AG, 2.350% (Germany)	54,100	1,617,776

Total Preferred Stock (Cost $1,879,440)		1,617,776

	Principal Amount
Short-Term Investments - 7.6%
Joint Repurchase Agreements - 7.2%[3]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $4,868,858 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $4,964,005)	$4,866,672	4,866,672
Cantor Fitzgerald Securities, Inc., dated 09/29/23, due 10/02/23, 5.320% total to be received $3,659,238 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.500%, 05/01/25 - 03/15/65, totaling $3,730,768)	3,657,616	3,657,616
	Principal Amount	Value

Industrial and Commercial Bank of China Financial Services LLC, dated 09/29/23, due 10/02/23, 5.330% total to be received $2,224,301 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/31/23 - 02/15/53, totaling $2,267,779)	$2,223,313	$2,223,313
Mirae Asset Securities USA, Inc., dated 09/29/23, due 10/02/23, 5.370% total to be received $3,754,087 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.449%, 02/15/25 - 04/20/71, totaling $3,829,169)	3,752,408	3,752,408
Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $398,179 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $405,960)	398,000	398,000
State of Wisconsin Investment Board, dated 09/29/23, due 10/02/23, 5.380% total to be received $4,968,217 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/25 - 02/15/51, totaling $5,065,313)	4,965,991	4,965,991

Total Joint Repurchase Agreements		19,864,000

	Shares
Other Investment Companies - 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%[4]	489,001	489,001
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%[4]	733,502	733,502

Total Other Investment Companies		1,222,503

Total Short-Term Investments (Cost $21,086,503)		21,086,503
Total Investments - 105.5% (Cost $276,384,931)		291,234,061
Other Assets, less Liabilities - (5.5)%		(15,139,544)
Net Assets - 100.0%		$276,094,517

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of these securities amounted to $9,410,529 or 3.4% of net assets.
[2]	Some of these securities, amounting to $22,126,630 or 8.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$9,562,775	$75,464,013	—	$85,026,788
Financials	2,569,658	30,078,906	—	32,648,564
Consumer Staples	6,768,092	21,373,236	—	28,141,328
Consumer Discretionary	13,094,030	13,401,129	—	26,495,159
Information Technology	6,186,612	18,365,173	—	24,551,785
Communication Services	—	19,502,452	—	19,502,452
Health Care	—	18,996,806	—	18,996,806
Real Estate	—	10,033,472	—	10,033,472
Energy	1,717,937	7,901,567	—	9,619,504
Materials	1,634,633	7,317,830	—	8,952,463
Utilities	—	4,561,461	—	4,561,461
Preferred Stock
Industrials	—	1,617,776	—	1,617,776
Short-Term Investments
Joint Repurchase Agreements	—	19,864,000	—	19,864,000
Other Investment Companies	1,222,503	—	—	1,222,503
Total Investments in Securities	$42,756,240	$248,477,821	—	$291,234,061

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2023, was as follows:
Country	% of Long-Term Investments
Australia	9.6
Canada	3.9
Denmark	2.2
Finland	2.1
France	8.8
Germany	4.3
Ireland	2.5
Israel	2.3
Italy	2.3
Japan	29.9
Luxembourg	0.2
Netherlands	2.2
Norway	0.4
Spain	5.3
Sweden	3.9
Switzerland	1.4
Taiwan	1.2
United Kingdom	16.0
Uruguay	1.5
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$22,126,630	$19,864,000	$3,522,872	$23,386,872
The following table summarizes the securities received as collateral for securities lending at September 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	10/31/23-05/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.